Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

(a) Organization

SEMILUX INTERNATIONAL LTD. through its subsidiaries (collectively the “Company”) are primarily engaged in the development, manufacture and sales of laser module and its components.

The Company was incorporated as an ultimate holding company under the laws of the Cayman Islands on July 19, 2023. Taiwan Color Optics, Inc. (“TCO”) was established in October 2009 in Republic of China (R.O.C.), is the Company’s main operating entities in China.

Semilux Ltd. was incorporated with limited liability under the laws of the Cayman Islands incorporated on May 10, 2023 and became a wholly-owned subsidiary of the Company.

On July 21, 2023, The Company entered into several restructuring documents with certain TCO shareholders (“TCO Reorganization”). On February 5, 2024, the Company consummated the TCO Reorganization with TCO, and TCO became a subsidiary of the Company.

As of September 30, 2025, the issuance date of the latest audited consolidated financial statements, the details of the Company’s major subsidiaries are as follows:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
Taiwan Color Optics Inc	October 19, 1999	Taiwan	100%	Sales of laser module and its components and Artificial Intelligence related products
Semilux Ltd.	May 10, 2023	Cayman Islands	100%	Investment Holding

(b) Reorganization

The Company undertook the following steps to affect a reorganization (the “Reorganization”):

●	Formation of the Company and Semilux Ltd.

●	Each existing TCO Shareholder exchanged their TCO ordinary shares with the Company ordinary shares. Through the shares exchange, the Company obtained 79.37% of the equity interests of TCO and allotted 7,936,940 ordinary shares to initial TCO shareholders who participated in the TCO Reorganization.

●	At the TCO Reorganization closing and immediately following the issuance of the Company’s ordinary shares to the relevant shareholders, each initial shareholder will surrender all of its ordinary shares of the Company and any other shares of the Company that were issued and outstanding immediately prior to the Reorganization for no consideration to the Company and all such shares of the Company will be cancelled.

Immediately before and after the Reorganization as described above, the Company together with its subsidiaries were effectively controlled by the same controlling shareholders; therefore, the Reorganization was accounted for as a recapitalization, and thus the current capital structure has been retroactively presented in all periods as if such structure existed at that time, the entities under common control are presented on a consolidated basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended December 31, 2022, 2023 and 2024, the results of these subsidiaries are included in the financial statements for all periods, and the equity has been restated to reflect the change as well.

(c) Reverse recapitalization

On February 15, 2024 (the “Closing Date”), the Company completed the reverse recapitalization (or “SPAC Transaction”), pursuant to the terms of the Business Combination agreement, Semilux Ltd. merged with and into Chenghe with Chenghe being the surviving company and as a direct, wholly owned subsidiary of the Company, and Chenghe changed its name to “Semilux Ltd.”.

Semilux Ltd. was determined to be the accounting acquirer given it effectively controlled the combined entity after the Transaction. The Transaction is not a business combination because Chenghe was not a business. The Transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Semilux Ltd. for the net monetary assets of the Company, accompanied by a recapitalization. Semilux Ltd. is determined as the accounting acquirer and the historical financial statements of Semilux Ltd. became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the Ordinary Shares of Semilux Ltd. that were issued and outstanding immediately prior to the Transaction were cancelled and converted into an aggregate of 30,160,374 ordinary shares, which has been restated retrospectively to reflect the equity structure of the Company. Net income/ (loss) per ordinary share is retrospectively restated using the historical weighted - average number of ordinary shares outstanding multiplied by the exchange ratio.

The consolidated statements of changes in shareholders’ equity for the years ended December 31, 2022 and 2023 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net income/(loss) per ordinary share - basic and diluted was adjusted retrospectively from 7,936,940 to 30,160,374 for the years ended December 31, 2022 and 2023.

After the redemption of ordinary shares of Chenghe before the closing of the SPAC Transaction, the net liabilities acquired by the Company were in the amount of NT$66,658, which were recorded as a reduction in additional paid-in capital.